Business Combinations (Details 3) (Objet Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Intangible assets, Amount	$ 490,176
Developed Technology Rights [Member]
Intangible assets, Amount	374,126
Weighted Average Life - Years	9 years 7 months 6 days
Customer Relationships [Member]
Intangible assets, Amount	72,679
Weighted Average Life - Years	10 years
Trade Names [Member]
Intangible assets, Amount	15,291
Weighted Average Life - Years	9 years
Research Tax Credit Carryforward [Member]
Intangible assets, Amount	$ 28,080
Acquired Finite Lived Intangible Assets Weighted Average Useful Life Description	Indefinite